Other Long Term Liabilities (Details) - Schedule of presented in the statement of financial position - Long Term Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Long Term Liabilities (Details) - Schedule of presented in the statement of financial position [Line Items]
In current liabilities	$ 402	$ 194
In non-current liabilities	887	767
Total	$ 1,289	$ 961